STOCK PURCHASE WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 6 - STOCK PURCHASE WARRANTS

Common Stock Warrants

The following is a summary of all common stock warrant activity through September 30, 2012:

	Number of Shares	Exercise Price		Weighted Average
	Under Warrants	Per Share		Exercise Price

Warrants issued and exercisable at December 31, 2010	638,217	$	0.95- $2.00	$1.11
Warrants Granted	4,238,764	$	0.83 - $1.33	$1.23
Warrants Expired	(41,250)		$2.00	$2.00

Warrants issued and exercisable at December 31, 2011	4,843,531	$	0.95 - $2.00	$1.21
Warrants Granted	437,500	$	0.50 -0.83	$0.62
Warrants Expired	(37,500)		$2.00	$2.00
Warrants issued and exercisable at September 30, 2012	5,243,531	$	0.50 - $2.00	$1.16

During the nine months ended September 30, 2012, the Company issued an aggregate of 160,000 common stock warrants to non-employees for consulting services.  The fair value of the warrants, determined using a Black-Scholes option pricing model, was approximately $73,000 and is included in professional fees in the accompanying condensed consolidated statements of operations for the nine months ended September 30, 2012.

In June 2012, the Company exchanged 277,500 common stock options for 277,500 common stock warrants with the same terms resulting in no incremental fair value to be recorded by the Company.

The following represents additional information related to common stock warrants outstanding and exercisable at September 30, 2012:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	1.55	$0.50
$0.83	1,021,028	2.29	$0.83
$0.95	86,250	0.44	$0.95
$1.00	426,417	6.60	$1.00
$1.33	3,432,336	2.75	$1.33
	5,243,531	2.99	$1.16

The Company used the Black-Scholes option price calculation to value the warrants granted in 2012 using the following weighted average assumptions: risk-free rate of 2.26%, volatility of 78.53%, and contractual term and exercise price of warrants granted. See Note 1, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”

Common Stock Warrants

All issuances of common stock warrants during the year ending December 31, 2010 were related to certain short-term convertible notes payable.

The following is a summary of all common stock warrant activity during December 31, 2010 through December 31, 2011:

	Number of Shares Under Warrants	Exercise Price Share Per Share	Weighted Average Exercise Price

Warrants issued and exercisable at December 31, 2009	591,417	$ 0.95 - $2.00	$ 0.98
Warrants Granted	46,800	$ 1.33	$ 1.33

Warrants issued and exercisable at December 31, 2010	638,217	$ 0.95- $2.00	$ 1.11
Warrants Granted	4,238,764	$ 0.83 - $1.33	$ 1.23
Warrants Expired	(41,250)	$ 2.00	$ 2.00

Warrants issued and exercisable at December 31, 2011	4,843,531	$ 0.95 - $2.00	$ 1.21

The following represents additional information related to common stock warrants outstanding and exercisable at December 31, 2010:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.95	86,250	2.19	$0.95
$1.00	426,417	8.13	$1.00
$1.33	46,800	4.64	$1.33
$2.00	78,750	1.04	$2.00
	638,217	6.19	$1.11

The following represents additional information related to common stock warrants outstanding and exercisable at December 31, 2011:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.83	861,028	0.33	$0.83
$0.95	86,250	0.23	$0.95
$1.00	426,417	0.13	$1.00
$1.33	3,432,336	2.19	$1.33
$2.00	37,500	0.02	$2.00
	4,843,531	3.21	$1.21

The Company used the Black-Scholes option price calculation to value the warrants granted in 2011 and 2010 using the following assumptions: risk-free rate of 3.90% and 2.43%, respectively, volatility ranging from 70% to 117%, to a range of 75% to 152%, respectively; actual term and exercise price of warrants granted. See Note 1, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”